Basis of preparation and significant changes in the current reporting period (Tables)	6 Months Ended
Jun. 30, 2024
Basis of preparation and accounting policies [abstract]
Reconciliation net result under IFRS-EU and IFRS-IASB

Reconciliation net result under IFRS-EU and IFRS-IASB
	1 January to 30 June
in EUR million	2024	2023
In accordance with IFRS-EU (attributable to the shareholders of the parent)	3,358	3,746
Adjustment of the IFRS-EU IAS 39 carve-out	1,512	-770
Tax effect of the adjustment	-414	230
Effect of adjustment after tax	1,099	-540
In accordance with IFRS-IASB (attributable to the shareholders of the parent)	4,456	3,206

Reconciliation shareholders' equity under IFRS-EU and IFRS-IASB

Reconciliation shareholders’ equity under IFRS-EU and IFRS-IASB
	1 January to 30 June
in EUR million	2024	2023
In accordance with IFRS-EU (attributable to the shareholders of the parent)	50,147	50,742
Adjustment of the IFRS-EU IAS 39 carve-out	6,413	8,586
Tax effect of the adjustment [1]	-1,871	-2,535
Effect of adjustment after tax	4,542	6,051
In accordance with IFRS-IASB Shareholders’ equity	54,689	56,793
1Includes the effect of changes in tax rate